13. Property, Plant and Equipment (Details 1)	12 Months Ended
Dec. 31, 2017
Communication And Network Equipment [Member] | Bottom of range [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	8.00%
Communication And Network Equipment [Member] | Top of range [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	14.29%
Fiber Optic Cables [Member] | Bottom of range [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	4.00%
Fiber Optic Cables [Member] | Top of range [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	10.00%
Free Leased Handsets [Member] | Bottom of range [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	14.28%
Free Leased Handsets [Member] | Top of range [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	50.00%
Network Infrastructure [Member] | Bottom of range [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	4.00%
Network Infrastructure [Member] | Top of range [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	20.00%
Informatics Assets [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	20.00%
General Use Assets [Member] | Bottom of range [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	10.00%
General Use Assets [Member] | Top of range [Member]
PropertyPlantAndEquipmentItemsLineItems [Line Items]
Depreciation rates	20.00%